Business Combination	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Business Combination	Business combination

Acquisition of Shenzhen Aileyou Information Technology Co., Ltd (“Aileyou”)

In June 2022, in order to integrate the resource and expand its business, the Group acquired the remaining 40% equity interest in Aileyou, an existing equity method investment, for zero consideration. The Group accounted for this acquisition as business combination. Goodwill of RMB16,511 has been recognized for the excess of the purchase price over the fair value of tangible and identifiable intangible net assets of business acquired. The transaction costs related to the above acquisitions were immaterial. The financial results of the acquired business, which are not material, have been included in the Company's consolidated financial statements for the period subsequent to the acquisition. Pro forma information is not presented for the acquisition as the impact to the consolidated financial statements is not material.